REVENUE AND SEGMENTED INFORMATION (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Geographical Information Of Company's Revenue
Thirteen months ended December 31, 2021
	Europe	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$

Sponsorship	-	1,482,499	-	-	1,482,499
Winning/Player buyout/Other	-	1,258,047	-	265,034	1,523,081
Total Team Revenue	-	2,740,546	-	265,034	3,005,580

Cost of Sales	-	2,647,056	-	241,701	2,888,757
Gross profit	-	93,490	-	23,333	116,823

Influencer / on screen talent representation	5,707,071	-	-	-	5,707,071
Digital media and marketing	-	4,975,238	-	-	4,975,238
Total Agency Revenue	5,707,071	4,975,238	-	-	10,682,309

Cost of sales	4,384,258	1,977,616	-	-	6,361,874
Gross profit	1,322,813	2,997,622	-	-	4,320,435

Non-current assets	1,236,690	16,267,137	340,444	36,900	17,881,171
Year ended November 30, 2020
	Europe	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$

Influencer / on screen talent representation	488,774	-	-	-	488,774
Total Agency Revenue	488,774	-	-	-	488,774

Cost of sales	331,228	-	-	-	331,228
Gross profit	157,546	-	-	-	157,546

Non-current assets	4,621,095	-	338,606	-	4,959,701

Schedule Of Revenues From Customers
	Thirteen months ended December 31, 2021
	$ of revenues for the period	% of revenues for the period	% of amounts recevable at period end
Customer 1	751,457	5%	1%
Customer 2	629,654	5%	2%
Customer 3	999,757	7%	2%
Customer 4	783,759	6%	4%
Customer 5	812,305	6%	3%
Customer 6	772,895	6%	2%